Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 52.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,237,917	13,651,293
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	9,050,006	54,390,539
DWS Floating Rate Fund "Institutional" (a)	5,168,233	37,986,510
DWS Global Macro Fund "Institutional" (a)	3,258,224	29,975,663
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,319,337	48,827,445
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,675,433	30,760,954
Total Mutual Funds (Cost $244,058,256)		215,592,404

Exchange-Traded Funds 20.1%
iShares Global Infrastructure ETF	141,313	5,911,123
iShares JP Morgan USD Emerging Markets Bond ETF	210,018	16,675,429
iShares Preferred & Income Securities ETF	459,281	14,545,429
SPDR Blackstone Senior Loan ETF	280,331	11,457,128
SPDR Bloomberg Convertible Securities ETF	541,892	34,301,764
Total Exchange-Traded Funds (Cost $83,883,687)		82,890,873

Cash Equivalents 27.7%
DWS Central Cash Management Government Fund, 2.84% (a) (b)	60,009,532	60,009,532
DWS ESG Liquidity Fund "Institutional", 3.11% (a) (b)	54,013,385	53,997,181
Total Cash Equivalents (Cost $114,012,010)		114,006,713

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $441,953,953)	100.1	412,489,990
Other Assets and Liabilities, Net	(0.1)	(440,237)
Net Assets	100.0	412,049,753
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Mutual Funds 52.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
24,615,718	783,140	4,657,800	(1,516,194)	(5,573,571)	783,140	—	2,237,917	13,651,293
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
79,225,180	18,498,845	35,421,600	(5,136,669)	(2,775,217)	18,498,845	—	9,050,006	54,390,539
DWS Floating Rate Fund "Institutional" (a)
39,810,871	1,080,749	—	—	(2,905,110)	1,080,749	—	5,168,233	37,986,510
DWS Global Macro "Institutional" (a)
33,828,146	472,474	—	—	(4,324,957)	472,474	—	3,258,224	29,975,663
DWS RREEF Global Infrastructure Fund "Institutional" (a)
61,417,258	1,416,439	3,568,400	187,071	(10,624,923)	1,416,439	854,659	3,319,337	48,827,445

Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
5,306,244	—	4,971,737	659,986	(994,493)	—	—	—	—
DWS RREEF Real Estate Securities Fund "Institutional" (a)
52,375,661	8,411,211	14,257,000	93,872	(15,862,790)	1,194,910	777,447	1,675,433	30,760,954
Cash Equivalents 27.7%
DWS Central Cash Management Government Fund, 2.84% (a) (b)
11,467,666	110,897,493	62,355,627	—	—	286,957	—	60,009,532	60,009,532
DWS ESG Liquidity Fund, 3.11% (a) (b)
31,709,226	22,291,043	—	—	(3,088)	429,442	—	54,013,385	53,997,181
339,755,970	163,851,394	125,232,164	(5,711,934)	(43,064,149)	24,162,956	1,632,106	138,732,067	329,599,117

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$215,592,404	$—	$—	$215,592,404
Exchange-Traded Funds	82,890,873	—	—	82,890,873
Short-Term Investments	114,006,713	—	—	114,006,713
Total	$412,489,990	$—	$—	$412,489,990
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH3
R-080548-1 (1/23)